Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Total Stock-Based Compensation Expense Related to Stock Options and Restricted Stock

Total stock-based compensation expense related to stock options and restricted stock was $3.8 million and $5.4 million for the years ended December 31, 2016 and 2015, respectively, and classified in the consolidated statements of operations as follows:

	Year Ended December 31,
(Dollars in thousands)	2016	2015
Cost of goods sold	$68	$191
Research and development expenses	526	1,238
General and administrative expenses	3,198	3,996

Total share-based compensation	$3,792	$5,425

Summary of Key Assumptions to Apply to Model

The weighted average assumptions used in the Black Scholes option pricing model related to awards issued under the 2014 Plan for the year ended December 31, 2015 are as follows:

Year Ended December 31, 2015
Dividend yield	–
Expected volatility	80%
Risk-free rate of return	1.7%
Expected term (years)	6.0

Key assumptions used to apply this model upon issuance were as follows:

Weighted Average on Grant Date
Dividend yield	–
Expected volatility	67.04%
Risk-free rate of return	1.44%
Expected term (years)	6.12
Fair Value per share	$3.07

Stock Options 2008 Plan [Member]
Schedule of Stock Option Activity

Stock option activity under the 2008 Plan for the years ended December 31, 2015 and 2016 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value
Outstanding—December 31, 2014	21,657,682	$1.33	6.85 years	$–
Canceled/forfeited	(1,350,532)	1.74	–	–

Outstanding—December 31, 2015	20,307,149	1.30	5.75 years	–
Canceled/forfeited	(20,307,149)	1.30	–	–

Outstanding—December 31, 2016	–	$–	–	$–

Stock Options 2014 Plan [Member]
Schedule of Stock Option Activity

Stock option activity under the 2014 Plan for the years ended December 31, 2015 and 2016 was as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
Outstanding—December 31, 2014	1,161,308	$11.21	9.59 years	$1,827
Granted	6,616	12.78	–	–
Exercised	–	–	–	–
Canceled/forfeited	(52,089)	11.26	–	–

Outstanding—December 31, 2015	1,115,855	11.23	8.59 years	–
Canceled/forfeited	(1,115,855)	–	–	–

Outstanding—December 31, 2016	–	$–	–	$–

2016 Employee Equity Compensation Plan [Member]
Schedule of Stock Option Activity

The 2016 Plan stock option activity for the year ended December 31, 2016 was as follows:

	Shares	Weighted- average exercise price	Weighted- average contractual life	Aggregate intrinsic value (dollars in thousands)
Options outstanding at December 31, 2015	–	$–	–	$–
Granted	2,085,800	5.02	10.0 years	37
Exercised	–	–	–	–
Forfeited / Cancelled	(63,000)	5.00	–	–
Expired	–	–	–	–

Options outstanding at December 31, 2016	2,022,800	5.02	9.41 years	37
Options vested and exercisable as of December 31, 2016	11,875	5.00	9.37 years	–
Options vested and expected to vest as of December 31, 2016 *	1,558,096	$5.02	9.40 years	$28

*	In addition to the vested options, the Company expects a portion of the unvested options to vest at some point in the future. Options expected to vest are calculated by applying an estimated forfeiture rate of 23.1% to the unvested options.

Time Based Restricted Stock [Member]
Schedule of Time-Based Restricted Stock Awards

Restricted stock award activity for the year ended December 31, 2016 is as follows:

Time-Based Restricted Stock Awards
Non-vested awards outstanding at December 31, 2015	–
Awards granted	453,550
Awards vested and issued	(48,750)
Awards forfeited	(15,700)

Non-vested awards outstanding at December 31, 2016	389,100